RELATED PARTY TRANSACTIONS (Schedule of Summarizes Assets and Liabilities) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Operating Lease Right-Of-Use Assets	$ 37,077,038
Operating Lease liabilities	$ 29,044,966
Expiration Date	Jul. 31, 2030
Jamaica Avenue at 169th Street [Member]
Operating Lease Right-Of-Use Assets	$ 14,230,659
Operating Lease liabilities	$ 5,455,029
Expiration Date	May 31, 2030
504-506 Fulton Street [Member]
Operating Lease Right-Of-Use Assets	$ 3,063,268
Operating Lease liabilities	$ 3,190,253
Expiration Date	Apr. 30, 2031